UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 72.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.852%, with maturity at 2035(1)	$3,927	$4,065,035
2.921%, with maturity at 2034(1)	995	1,030,997
2.968%, with maturity at 2038(1)	2,324	2,453,074
3.009%, with maturity at 2036(1)	2,369	2,503,065
4.50%, with various maturities to 2035	2,246	2,389,650
5.00%, with various maturities to 2018	283	287,941
5.50%, with various maturities to 2032	307	329,441
6.00%, with various maturities to 2033	2,408	2,695,213
6.50%, with various maturities to 2036	15,916	18,082,003
6.87%, with maturity at 2024	55	59,910
7.00%, with various maturities to 2036	10,336	11,835,357
7.09%, with maturity at 2023	217	231,944
7.25%, with maturity at 2022	200	214,270
7.31%, with maturity at 2027	35	39,613
7.50%, with various maturities to 2035	9,640	11,267,586
7.63%, with maturity at 2019	17	17,234
7.78%, with maturity at 2022	27	28,793
7.85%, with maturity at 2020	26	26,915
8.00%, with various maturities to 2034	1,105	1,237,043
8.13%, with maturity at 2019	28	28,131
8.15%, with various maturities to 2021	70	73,077
8.50%, with various maturities to 2031	1,783	2,060,239
9.00%, with various maturities to 2027	213	227,338
9.50%, with various maturities to 2026	285	297,332
10.50%, with maturity at 2020	73	77,900

		$61,559,101

Federal National Mortgage Association:
1.833%, with various maturities to 2035(1)	$12,908	$13,038,135
1.841%, with various maturities to 2033(1)	1,521	1,536,332
1.879%, with maturity at 2035(1)	748	754,367
1.895%, with various maturities to 2044(1)	1,770	1,786,099
1.971%, with maturity at 2022(1)	231	232,677
2.146%, with maturity at 2037(1)	2,679	2,683,612
2.599%, with maturity at 2036(1)	544	545,574
2.812%, with maturity at 2040(1)	717	750,260
2.962%, with maturity at 2027(1)	862	893,026
3.031%, with maturity at 2036(1)	545	552,570
3.568%, with maturity at 2034(1)	2,477	2,615,840
3.71%, with maturity at 2035(1)	2,440	2,569,072
3.721%, with maturity at 2036(1)	8,593	9,185,306
3.766%, with maturity at 2036(1)	142	147,749
3.795%, with maturity at 2021(1)	218	221,788
3.933%, with maturity at 2034(1)	2,315	2,436,030
4.03%, with maturity at 2035(1)	2,349	2,505,314

Security	Principal Amount (000’s omitted)		Value
4.702%, with maturity at 2034(1)	$4,862		$5,146,146
5.00%, with maturity at 2027	133		145,186
5.50%, with various maturities to 2030	354		375,820
6.00%, with various maturities to 2038	7,653		8,647,798
6.431%, with maturity at 2025(2)	78		86,012
6.50%, with various maturities to 2038	64,576		73,787,332
7.00%, with various maturities to 2037	34,894		40,329,576
7.50%, with various maturities to 2035	2,925		3,380,519
7.875%, with maturity at 2021	182		196,255
8.00%, with various maturities to 2034	12,637		14,977,311
8.022%, with maturity at 2030(2)	6		7,209
8.25%, with maturity at 2025	78		85,504
8.33%, with maturity at 2020	90		94,164
8.396%, with maturity at 2021(2)	18		19,698
8.50%, with various maturities to 2037	2,114		2,521,818
9.00%, with various maturities to 2026	65		73,465
9.50%, with various maturities to 2030	183		198,282
9.502%, with maturity at 2025(2)	6		6,028
9.539%, with maturity at 2025(2)	1		1,513
9.542%, with maturity at 2021(2)	6		6,091
9.645%, with maturity at 2021(2)	14		14,861
9.75%, with maturity at 2019	4		4,137
9.928%, with maturity at 2025(2)	0	(3)	3
9.957%, with maturity at 2023(2)	9		9,655
9.992%, with maturity at 2020(2)	0	(3)	435
10.092%, with maturity at 2021(2)	2		2,514
10.975%, with maturity at 2021(2)	0	(3)	181
11.00%, with maturity at 2020	2		1,894

			$192,573,158

Government National Mortgage Association:
2.25%, with various maturities to 2027(1)	$303		$308,992
6.00%, with maturity at 2033	606		693,888
7.00%, with maturity at 2034	4,896		5,703,727
7.50%, with various maturities to 2032	1,189		1,344,061
8.25%, with maturity at 2019	5		4,603
8.30%, with maturity at 2020	5		5,251
8.50%, with various maturities to 2018	0	(3)	5
9.00%, with maturity at 2017	0	(3)	63
9.50%, with various maturities to 2025	210		228,527

			$8,289,117

Total Mortgage Pass-Throughs (identified cost $255,999,946)			$262,421,376

Collateralized Mortgage Obligations — 24.1%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$70		$78,003
Series 246, (Principal Only), Class PO, 0.00%, 5/15/37(4)	4,271		3,962,625

Security	Principal Amount (000’s omitted)	Value
Series 1822, Class Z, 6.90%, 3/15/26	$384	$430,390
Series 1829, Class ZB, 6.50%, 3/15/26	118	128,877
Series 1896, Class Z, 6.00%, 9/15/26	197	216,191
Series 2075, Class PH, 6.50%, 8/15/28	90	101,872
Series 2091, Class ZC, 6.00%, 11/15/28	300	330,380
Series 2102, Class Z, 6.00%, 12/15/28	87	97,607
Series 2115, Class K, 6.00%, 1/15/29	695	768,395
Series 2142, Class Z, 6.50%, 4/15/29	196	223,620
Series 2245, Class A, 8.00%, 8/15/27	3,001	3,510,859
Series 3435, (Principal Only), Class PO, 0.00%, 4/15/38(4)	4,087	3,638,262
Series 4039, Class ME, 2.00%, 12/15/40	921	919,823
Series 4204, Class AF, 2.227%, 5/15/43(5)	2,855	2,828,162
Series 4259, Class UE, 2.50%, 5/15/43	3,068	3,082,616
Series 4319, Class SY, 5.727%, 3/15/44(6)	180	181,967
Series 4337, Class YT, 3.50%, 4/15/49	7,378	7,487,594
Series 4385, Class SC, 6.47%, 9/15/44(6)	255	251,111
Series 4407, Class LN, 6.461%, 12/15/43(6)	283	282,743
Series 4495, Class JA, 3.50%, 5/15/45	1,926	1,956,206
Series 4502, Class SL, 6.47%, 6/15/45(6)	572	550,668
Series 4584, Class PM, 3.00%, 5/15/46	4,361	4,486,431
Series 4637, Class QU, 3.00%, 4/15/44	8,091	7,889,036
Series 4639, Class KF, 2.527%, 12/15/44(5)	9,294	9,365,733

		$52,769,171

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$63	$67,910
Series G92-44, Class ZQ, 8.00%, 7/25/22	2	1,912
Series G93-36, Class ZQ, 6.50%, 12/25/23	3,344	3,652,380
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(4)	3,166	2,921,281
Series 1993-16, Class Z, 7.50%, 2/25/23	100	110,204
Series 1993-39, Class Z, 7.50%, 4/25/23	299	331,649
Series 1993-45, Class Z, 7.00%, 4/25/23	324	354,630
Series 1993-149, Class M, 7.00%, 8/25/23	115	126,205
Series 1993-178, Class PK, 6.50%, 9/25/23	255	278,406
Series 1994-40, Class Z, 6.50%, 3/25/24	278	305,085
Series 1994-42, Class K, 6.50%, 4/25/24	1,170	1,282,201
Series 1994-82, Class Z, 8.00%, 5/25/24	429	480,497
Series 2000-49, Class A, 8.00%, 3/18/27	322	370,595
Series 2001-81, Class HE, 6.50%, 1/25/32	654	754,779
Series 2002-1, Class G, 7.00%, 7/25/23	150	164,580
Series 2005-37, Class SU, 24.271%, 3/25/35(6)	434	536,961
Series 2012-35, Class GE, 3.00%, 5/25/40	2,830	2,870,868
Series 2012-134, Class ZT, 2.00%, 12/25/42	4,258	3,655,077
Series 2013-52, Class MD, 1.25%, 6/25/43	3,897	3,722,210
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(4)	3,844	3,202,869
Series 2016-41, Class HZ, 2.00%, 5/25/44	619	617,667
Series 2016-89, Class ZH, 3.00%, 12/25/46	3,782	3,719,587

		$29,527,553

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$693	$613,052
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,314	1,314,223

Security	Principal Amount (000’s omitted)	Value
Series 2016-81, Class CZ, 2.25%, 3/16/45	$777	$762,586
Series 2016-129, Class ZC, 2.00%, 6/20/45	2,063	2,035,656

		$4,725,517

Total Collateralized Mortgage Obligations (identified cost $86,237,863)		$87,022,241

Short-Term Investments — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(7)	9,213,749	$9,215,592

Total Short-Term Investments (identified cost $9,215,592)		$9,215,592

Total Investments — 99.2% (identified cost $351,453,401)		$358,659,209

Other Assets, Less Liabilities — 0.8%		$2,872,567

Net Assets — 100.0%		$361,531,776

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2017.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(3)	Principal amount is less than $500.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2017.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $66,746.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	300	Short	Sep-17	$(35,454,726)	$(35,444,531)	$10,195
U.S. 10-Year Treasury Note	147	Short	Sep-17	(18,499,031)	(18,505,922)	(6,891)
U.S. Ultra-Long Treasury Bond	6	Long	Sep-17	1,013,345	987,000	(26,345)

						$(23,041)

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $10,195 and $33,236, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$357,907,193

Gross unrealized appreciation	$4,169,595
Gross unrealized depreciation	(3,417,579)

Net unrealized appreciation	$752,016

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$262,421,376	$—	$262,421,376
Collateralized Mortgage Obligations	—	87,022,241	—	87,022,241
Short-Term Investments	—	9,215,592	—	9,215,592
Total Investments	$—	$358,659,209	$—	$358,659,209
Futures Contracts	$10,195	$—	$—	$10,195
Total	$10,195	$358,659,209	$—	$358,669,404

Liability Description
Futures Contracts	$(33,236)	$—	$—	$(33,236)
Total	$(33,236)	$—	$—	$(33,236)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017